Commodity Taxes Recoverable and Other Receivables (Tables)	12 Months Ended
Jul. 31, 2022
Commodity Taxes Recoverable And Other Receivables [Abstract]
Schedule of commodity taxes recoverable and other receivables
	July 31, 2022	July 31, 2021
	$	$
Commodity taxes recoverable	7,411	56
Lease receivable - current[1]	-	107
Cash receivable on settlement of marketable securities	-	2,698
Loan receivable[2]	-	5,000
Other receivables	-	5,688
Total	7,411	13,549

[1] A related party capital lease receivable related to Truss Limited Partnership (Note 30).

[2] A short term bridge loan issued to 48North who was acquired by the Company on September 1, 2021 (Note 15).